Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization		$ 92,199,504	$ 83,528,045	$ 81,566,802
Chile operating segment [Member]
Depreciation and amortization		64,807,818	61,736,849	56,698,871
International Business Operating Segment [Member]
Depreciation and amortization		15,568,301	11,928,705	14,334,415
Wine Operaing Segment [Member]
Depreciation and amortization		7,505,440	7,078,872	7,568,991
Other Segments [Member]
Depreciation and amortization	[1]	$ 4,317,945	$ 2,783,619	$ 2,964,525

[1]	Includes depreciation and amortization corresponding to the Corporate Support Units.